Long-Term Debt - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Debt Instrument [Line Items]
Number of vessels	36
Line of credit facility, remaining borrowing capacity	$ 0
Interest expense	$ 12,481	$ 11,055
Weighted average interest rate	4.14%	3.70%
2013 Credit Facility
Debt Instrument [Line Items]
Repayment amount	$ 8,677
New Facility
Debt Instrument [Line Items]
Senior secured term loan facility, arrangement date	May 22, 2017
Line of credit facility, maximum borrowing capacity	$ 460,000
Duration of credit facility after the drawdown	6 years
Latest date the outstanding repayments will be repaid	Nov. 30, 2023
Number of Tranches	2
Debt variable rate basis	LIBOR
Credit facility margin	3.25%
New Facility | Refinances 2007 Credit Facility, 2008 Credit Facility, 2011 Credit Facility and 2013 Credit Facility
Debt Instrument [Line Items]
Number of credit facilities to be refinanced	4
New Facility | Tranche A
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 259,000
Percentage of the fair value of a number of vessels for the calculation of tranche	57.50%
Number of vessels	11
Repayment installments	24
Frequency of Payments	quarterly
Balloon payment, payable together with the final quarterly instalment	$ 143,008
New Facility | Tranche B
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 201,000
Percentage of the fair value of a number of vessels for the calculation of tranche	57.50%
Number of vessels	24
Repayment installments	24
Frequency of Payments	quarterly
Maximum | New Facility | Tranche A
Debt Instrument [Line Items]
Repayment amount	$ 4,833
Maximum | New Facility | Tranche B
Debt Instrument [Line Items]
Repayment amount	$ 8,375